Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Risk management derivatives
Schedule of offsetting and balance sheet presentation

Offsetting and Balance Sheet Presentation

	December 31, 2013
	Gross Amounts of Recognized		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts Presented in the Consolidated Balance Sheet
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

International coal forward contracts	$26,712	$(349)	$(349)	$349	$26,362	$—
WTI collars	58	—	—	—	58	—
Total	$26,770	$(349)	$(349)	$349	$26,420	$—

	December 31, 2012
	Gross Amounts of Recognized		Gross Amounts Offset in the Consolidated Balance Sheet		Net Amounts Presented in the Consolidated Balance Sheet
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

International coal forward contracts	$13,677	$(30)	$(30)	$30	$13,647	$—
WTI collars	138	—	—	—	138	—
Total	$13,815	$(30)	$(30)	$30	$13,785	$—

Schedule of derivative mark-to-market (gains) and losses recognized in the consolidated statement of operations and comprehensive income

Derivative mark-to-market (gains) and losses recognized in the consolidated statement of operations and comprehensive income were as follows (in thousands):

	Year Ended
	December 31,
	2013	2012	2011
International coal forward contracts	$(25,952)	$(22,616)	$(2,275)
Domestic coal futures contracts	260	—	—
WTI collars	81	(138)	—
Total	$(25,611)	$(22,754)	$(2,275)

Coal Contracts
Risk management derivatives
Schedule of derivative financial instruments

At December 31, 2013, we held coal derivative positions that are expected to settle in the following years (in thousands):

	2014	2015	2016	Total
International Coal Forward Contracts
Notional amount (tons)	1,488	344	132	1,964
Net asset position	$16,308	$7,416	$2,638	$26,362

Domestic Coal Futures Contracts
Notional amount (tons)	810	2,100	—	2,910

WTI Collars
Risk management derivatives
Schedule of derivative financial instruments

At December 31, 2013, we held the following WTI collars (in thousands except per barrel amounts):

Settlement	Notional	Weighted-Average per Barrel
Period	Amount	Floor	Ceiling
	(barrels)
2014	579	$71.41	$112.43